Defined Contribution Plan (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Vesting requirements		4 years		4 years
Employer matching contribution, percent of match		50.00%		0.50%
Employees' contributions (percent)		6.00%		6.00%
Defined contribution plan costs	$ 400	$ 1,300	$ 400	$ 378	$ 1,250	$ 998